Expense Example {- Fidelity Women's Leadership ETF} - NF_07.31 Fidelity ESG ETFs_Combo PRO-01 - Fidelity Women's Leadership ETF - Fidelity Women's Leadership ETF	Jun. 09, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189